Parent Company Only Condensed Financial Information - Condensed Statements of Cash Flows (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Condensed Cash Flow Statements Captions [Line Items]
Net cash used in operating activities	¥ 1,081,458	$ 148,158	¥ 2,817,572	¥ 57,273
Cash flows from investing activities:
Cash paid on loans to third parties	(45,914)	(6,290)
Net cash (used in)/provided by investing activities	(904,880)	(123,967)	2,334,452	(2,409,037)
Cash flows from financing activities:
Repurchase of treasury stock				(326,942)
Dividends to shareholders	(164,433)	(22,527)	(135,620)
Repayments of convertible loans	(504,237)	(69,080)	(1,634,678)
Exercise of share-based awards	14,899	2,041	5,880	2,742
Net cash provided by/(used in) financing activities	(387,277)	(53,058)	(3,882,952)	1,153,240
Effect of exchange rate changes on cash, cash equivalents and restricted cash	1,082	150	3,914	9,893
Net (decrease)/increase in cash, cash equivalents and restricted cash	(209,617)	(28,717)	1,272,986	(1,188,631)
Cash, cash equivalents and restricted cash at beginning of the year	4,203,169	575,832	2,930,183	4,118,814
Cash, cash equivalents and restricted cash at end of the year	3,993,552	547,115	4,203,169	2,930,183
Parent
Condensed Cash Flow Statements Captions [Line Items]
Net cash used in operating activities	(43,400)	(5,945)	(58,579)	(51,139)
Cash flows from investing activities:
Cash paid on acquisition of subsidiaries, net of cash acquired				(676)
Net cash provided by/ (used in) funds to Group companies			(6,040)	36,817
Net cash (used in)/provided by investing activities			(6,040)	36,141
Cash flows from financing activities:
Repurchase of treasury stock				(326,942)
Dividends to shareholders	(164,433)	(22,527)	(135,620)
Repayments of convertible loans	(504,237)	(69,080)	(1,634,678)
Borrowings under loan from Group companies	673,173	92,224	1,872,954	323,446
Exercise of share-based awards	14,899	2,041	5,880	2,742
Net cash provided by/(used in) financing activities	19,402	2,658	108,536	(754)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	491	67	2,596	15,424
Net (decrease)/increase in cash, cash equivalents and restricted cash	(23,507)	(3,220)	46,513	(328)
Cash, cash equivalents and restricted cash at beginning of the year	48,030	6,580	1,517	1,845
Cash, cash equivalents and restricted cash at end of the year	¥ 24,523	$ 3,360	¥ 48,030	¥ 1,517